Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Income (loss) before income taxes
United States	$ (35,923)	$ 127,281	$ (7,120)
Foreign	33,061	(6,040)	30,993
(Loss) income before income taxes	$ (2,862)	$ 121,241	$ 23,873